Short-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Short-term Debt [Line Items]
Short-term bank loans	¥ 373,610	¥ 347,842
Asset-backed notes	69,032	37,448
Medium-term notes	231,519	159,963
Commercial paper	645,183	693,044
Total	¥ 1,319,344	¥ 1,238,297